Schedule of software and equipment (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	¥ 57,963	¥ 45,852
Less: Accumulated depreciation	(9,664)	(5,356)
Software and equipment, net	48,299	40,496
Software [Member]
Property, Plant and Equipment [Line Items]
Total	57,673	45,562
Computer and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	285	285
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	¥ 5	¥ 5